Additional disclosures in respect of guaranteed securities	6 Months Ended
Sep. 30, 2022
Separate Financial Statements [Abstract]
Additional disclosures in respect of guaranteed securities
16. Additional disclosures in respect of guaranteed securities

Niagara Mohawk Power Corporation, a wholly owned subsidiary of the Group, has issued preferred shares that are listed on a US national securities exchange and are guaranteed by National Grid plc. This guarantor commits to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the company providing the guarantee, we are required to disclose individual financial information for this company. We have chosen to include this information in the half year financial information.

The following summarised financial information is given in respect of Niagara Mohawk Power Corporation as a result of National Grid plc’s guarantee, dated 29 October 2007, of Niagara Mohawk Power Corporation’s 3.6% and 3.9% issued preferred shares, which amount to $29 million. National Grid plc’s guarantee of Niagara Mohawk Power Corporation’s preferred shares is full and unconditional. There are no restrictions on the payment of dividends by Niagara Mohawk Power Corporation or limitations on National Grid plc’s guarantee of the preferred shares, and there are no factors that may affect payments to holders of the guaranteed securities.

The following summarised financial information for National Grid plc and Niagara Mohawk Power Corporation is presented on a combined basis and is intended to provide investors with meaningful and comparable financial information, and is provided pursuant to the early adoption of Rule 13-01 of Regulation S-X in lieu of the separate financial statements of Niagara Mohawk Power Corporation.

Summarised financial information is presented, on a combined basis, as at 30 September 2022. The combined amounts are presented under IFRS measurement principles. Intercompany transactions between National Grid plc and Niagara Mohawk Power Corporation have been eliminated. Investments in other non-issuer and non-guarantor subsidiaries are included at cost, subject to impairment.

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	12,355
Current loans to other subsidiaries	29,158
Current assets	3,495
Current loans from other subsidiaries	(15,736)
Current liabilities	(8,018)
Non-current loans from other subsidiaries	(2,095)
Non-current liabilities	(11,783)
Net assets¹	7,376
Equity	7,376

Combined income statement – continuing operations
Revenue	1,642
Operating costs	(1,454)
Operating profit	188
Other income from other subsidiaries	1,691
Other income and costs, including taxation	(173)
Profit after tax	1,706
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,440 million.